(BULL LOGO)
Merrill Lynch Investment Managers


Annual Report

March 31, 2001



CMA Tax-Exempt Fund


www.mlim.ml.com


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.


CMA Tax-Exempt Fund
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper



TO OUR SHAREHOLDERS:

For the year ended March 31, 2001, CMA Tax-Exempt Fund paid shareholders a net annualized yield of 3.51%*. As of March 31, 2001, the Fund's 7-day yield was 2.88%.

Investment Environment
During the six-month period ended March 31, 2001, short-term interest rates fell dramatically, with most of the decline occurring in the last three months. Initially interest rates rose as a result of the continuing strength of economic data. However, as the equity markets continued to fall during the latter half of 2000, the economy, both domestically and internationally, began to weaken significantly. Consumer confidence eroded dramatically, spending was curtailed and energy prices rose. As equity markets fell and the economy weakened, investors began to anticipate that the Federal Reserve Board would have to lower interest rates to fight off a possible recession. Therefore, the yield curve for US Treasury bills, which had been inverted at the outset of the period, resumed a flat-to-steeper shape as the months progressed. In January 2001 and March 2001, the Federal Reserve Board lowered interest rates, which reduced the Federal Funds rate from 6.5% to 5.0% by March 20, 2001. The yield on three-month US Treasury bills, which began the period at 6.20% and rose to a high of 6.40% by mid-November, fell for the remainder of the period and closed at 4.27%. The front end of the yield curve fell dramatically as investors built in expectations of additional monetary easings by the Federal Reserve Board.


*Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.


Yields on short-term tax-exempt securities also declined as the cost of borrowing money became inexpensive as a result of the lower Federal Funds rate. Demand also remained strong as investors sought the safety of money market funds as a haven from falling equity markets. Assets of the tax-exempt money market fund industry rose $28 billion to approximately $244 billion during the six-month period. Although tax-exempt interest rates rose at year end as they normally do, yields on variable rate demand notes finished the period dramatically lower than at the outset of the period. The Bond Market Association Index of variable rate securities fell from 4.16% to 3.19% during the past six months. Additionally, new-issue volume decreased 36% during the period from the previous six-month period, which also helped keep downward pressure on interest rates.

Portfolio Matters
During the fiscal year ended March 31, 2001, assets of CMA Tax-Exempt Fund rose slightly from $10.1 billion to approximately $10.4 billion. We maintained the Fund's average portfolio maturity in the 30-day - 50-day range for the majority of the fiscal year for several reasons. At the outset of the period, the yield curve for municipal bonds remained flat to inverted, similar to the US Treasury market, which made maturity extensions unattractive. Second, with assets over $10 billion, the Fund remains the largest tax-free money fund in the industry and dramatic maturity extensions can be difficult. This was exacerbated last year as the strong economy and the huge tax revenues it generated caused a decrease on the reliance of short-term debt to finance budget operations. In general, the average portfolio maturity was managed through the use of tax-exempt commercial paper that offers maturity diversification, while affording attractive yields and principal safety. Some modest extension to the 45-day - 50-day range took place at the outset of the second half of the fiscal year, as we looked to benefit from any easing of monetary policy by the Federal Reserve Board.

In Conclusion
We thank you for your continued support of CMA Tax-Exempt Fund, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Trustee



(Vincent R. Giordano)
Vincent R. Giordano
Senior Vice President



(Peter J. Hayes)
Peter J. Hayes
Vice President and Portfolio Manager


May 8, 2001


*Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.


CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2001                                                      (IN THOUSANDS)
                      Face
State                Amount                            Issue                                                 Value
Alabama--          $ 40,000   Birmingham, Alabama, Special Care Facilities, Financing Authority,
2.8%                          Revenue Refunding Bonds (Ascension Health Credit), VRDN, Series B,
                              3.65% due 11/15/2039 (d)                                                    $   40,000
                              Columbia, Alabama, IDB, PCR, Refunding (Alabama Power Company
                              Project), VRDN (d):
                     21,700     Series A, 3.65% due 5/01/2022                                                 21,700
                     20,850     Series D, 4.35% due 10/01/2022                                                20,850
                     23,100     Series E, 3.55% due 10/01/2022                                                23,100
                     33,265   Jefferson County, Alabama, Sewer Revenue Bonds, FLOATS, Series 444,
                              3.55% due 2/01/2025 (c)(d)                                                      33,265
                     18,500   Mobile, Alabama, IDB, PCR, Refunding (Alabama Power Company Project),
                              VRDN, 3.65% due 6/01/2015 (d)                                                   18,500
                     24,450   Parrish, Alabama, IDB, PCR, Refunding (Alabama Power Company Project),
                              VRDN, 3.65% due 6/01/2015 (d)                                                   24,450
                     24,000   Stevenson, Alabama, IDB, Environmental Improvement Revenue Bonds
                              (Mead Corporation Project), VRDN, AMT, 3.75% due 1/01/2031 (d)                  24,000
                     49,000   University of Alabama, University Hospital Revenue Bonds, VRDN, Series B,
                              3.40% due 9/01/2031 (a)(d)                                                      49,000
                     37,100   West Jefferson, Alabama, IDB, PCR, Refunding (Alabama Power Company
                              Project), VRDN, 3.50% due 6/01/2028 (d)                                         37,100

Alaska--0.3%         12,300   Anchorage, Alaska, GO, TAN, 3.75% due 12/14/2001                                12,351
                     24,600   Valdez, Alaska, Marine Terminal Revenue Refunding Bonds (Exxon Pipeline
                              Company Project), VRDN, 3.45% due 10/01/2025 (d)                                24,600

Arizona--2.1%        45,200   Apache County, Arizona, IDA, IDR (Tucson Electric Power Co.), VRDN,
                              Series 83-A, 3.45% due 12/15/2018 (d)                                           45,200
                     10,200   Arizona Educational Loan Marketing Corporation, Educational Loan Revenue
                              Bonds, VRDN, AMT, Series A, 3.55% due 3/01/2015 (d)(f)                          10,200
                     14,525   Arizona State Transportation Board, Excise Tax Revenue Refunding Bonds
                              (Maricopa County Regional Area Road), 4.75% due 7/01/2001 (a)                   14,595
                              Maricopa County, Arizona, Pollution Control Corporation, PCR, Refunding
                              (Arizona Public Service Company), VRDN (d):
                      5,000     Series A, 3.55% due 5/01/2029                                                  5,000
                     11,700     Series B, 3.50% due 5/01/2029                                                 11,700
                     15,400     Series C, 3.60% due 5/01/2029                                                 15,400
                     22,880     Series F, 3.60% due 5/01/2029                                                 22,880

Portfolio Abbreviations for CMA Tax-Exempt Fund

ACES SM       Adjustable Convertible Extendible Securities
AMT           Alternative Minimum Tax (subject to)
BAN           Bond Anticipation Notes
COP           Certificates of Participation
CP            Commercial Paper
DATES         Daily Adjustable Tax-Exempt Securities
EDA           Economic Development Authority
FLOATS        Floating Rate Securities
GO            General Obligation Bonds
HFA           Housing Finance Agency
IDA           Industrial Development Authority
IDB           Industrial Development Board
IDR           Industrial Development Revenue Bonds
M/F           Multi-Family
MSTR          Municipal Securities Trust Receipts
PCR           Pollution Control Revenue Bonds
RAN           Revenue Anticipation Notes
TAN           Tax Anticipation Notes
TRAN          Tax Revenue Anticipation Notes
UPDATES       Unit Price Demand Adjustable Tax-Exempt
              Securities
VRDN          Variable Rate Demand Notes


CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2001 (CONTINUED)                                          (IN THOUSANDS)
                      Face
State                Amount                            Issue                                                 Value
Arizona                       Salt River Project, Arizona, Agriculture Improvement and Power District,
(concluded)                   Electric System Revenue Bonds, CP:
                   $ 24,300     3.30% due 5/08/2001                                                       $   24,300
                     21,470     3.25% due 5/22/2001                                                           21,470
                     20,000     3.15% due 5/23/2001                                                           20,000
                     10,985     3.20% due 5/24/2001                                                           10,985
                     15,800   University of Arizona, COP, VRDN, Series B, 3.50% due 6/01/2024 (a)(d)          15,800

Arkansas--0.4%       43,100   North Little Rock, Arkansas, Health Facilities Board, Health Care
                              Revenue Bonds(Baptist Health), VRDN, Series B, 3.50% due 12/01/2021 (d)(f)      43,100

California--0.7%      1,000   California Health Facilities Finance Authority Revenue Refunding Bonds
                              (Adventist Hospital), VRDN, Series A, 3.40% due 9/01/2028 (d)(f)                 1,000
                     29,600   California Higher Education Loan Authority Incorporated, Student Loan
                              Revenue Bonds, CP, Series A, 3.45% due 6/01/2001                                29,600
                     42,850   California Higher Education Loan Authority Incorporated, Student Loan
                              Revenue Refunding Bonds, VRDN, Senior Lien, Series A-1, 4.40% due
                              10/01/2002 (d)                                                                  42,850

Colorado--1.1%       24,000   Colorado Springs, Colorado, Utilities Revenue Bonds, Sub-Lien, VRDN,
                              Series A, 3.50% due 11/01/2029 (d)                                              24,000
                     62,900   Colorado State General Fund, GO, TRAN, Series B, 5% due 6/27/2001               63,000
                     10,375   Denver, Colorado, City and County Airport Revenue Bonds, VRDN, AMT,
                              Series F, 3.55% due 11/15/2025 (d)                                              10,375
                     10,100   Moffat County, Colorado, PCR, Refunding (Pacificorp Projects), VRDN,
                              3.60% due 5/01/2013 (a)(d)                                                      10,100
                              Pitkin County, Colorado, IDR, Refunding (Aspen Skiing Company
                              Project), VRDN (d):
                      6,500     AMT, Series B, 3.70% due 4/01/2014                                             6,500
                      3,500     Series A, 3.55% due 4/01/2016                                                  3,500

Connecticut--         6,600   Connecticut State Health and Educational Facilities Authority Revenue
0.5%                          Bonds (Yale University), VRDN, Series U-2, 3.10% due 7/01/2033 (d)               6,600
                     20,000   Connecticut State Special Assessment, Unemployment Compensation
                              Advisory Fund Revenue Bonds (Connecticut Unemployment), Series C,
                              4.35% due 7/01/2001 (c)                                                         20,000
                     24,750   Eagle Tax-Exempt Trust, Connecticut, VRDN, Series 96, Class 0701, 3.30%
                              due 11/15/2004 (d)                                                              24,750

Delaware--1.4%                ABN Amro Munitops Certificates Trust:
                     11,730     GO, VRDN, Series 2001-4, 3.58% due 6/01/2009 (d)(f)                           11,730
                      9,030     GO, VRDN, Series 2001-8, 3.58% due 2/15/2007 (d)                               9,030
                     29,185     Series 1999-15, 4.45% due 5/16/2001 (f)                                       29,185
                     15,750     VRDN, AMT, Series 1998-15, 3.62% due 7/05/2006 (c)(d)                         15,750
                     20,000     VRDN, Series 1998-16, 3.58% due 10/04/2006 (d)(f)                             20,000
                     13,500     VRDN, Series 1998-22, 3.58% due 1/03/2007 (d)(f)                              13,500
                     29,950     VRDN, Series 1999-10, 4.45% due 3/07/2007 (d)                                 29,950
                     10,695     VRDN, Series 2000-12, 4.40% due 6/04/2008 (d)(f)                              10,695
                      7,500   Delaware State, GO, Series A, 5% due 4/01/2001                                   7,500

District of                   District of Columbia, GO (General Fund Recovery), VRDN (d):
Columbia--0.3%        9,300     Series B-1, 3.55% due 6/01/2003                                                9,300
                      8,200     Series B-2, 3.55% due 6/01/2003                                                8,200
                     17,350   District of Columbia, GO, Refunding, MSTR, VRDN, Series SGA-62,
                              3.65% due 6/01/2017 (a)(d)                                                      17,350



CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2001 (CONTINUED)                                          (IN THOUSANDS)
                      Face
State                Amount                            Issue                                                 Value
Florida--5.0%      $ 13,885   Broward County, Florida, Professional Sports Facilities,
                              Tax Revenue Bonds, MSTR, VRDN, Series SGA-38, 3.60% due 9/01/2021 (d)(f)    $   13,885
                      7,475   Broward County, Florida, School Board COP, Series A,
                              6.50% due 7/01/2001 (f)(g)                                                       7,680
                              Capital Projects Finance Authority, Florida, Revenue Bonds, VRDN (d):
                     25,000     (Capital Projects Loan Program), Series H, 3.65% due 12/01/2030               25,000
                     24,150     (Florida Hospital Association-Capital Projects Loan), Series A,
                                3.50% due 6/01/2028 (e)                                                       24,150
                     10,000   Capital Trust Agency, Florida, M/F Housing Revenue Bonds, VRDN,
                              Series 1999-B, 3.60% due 12/01/2032 (d)                                         10,000
                     10,000   Charlotte County, Florida, Utility Revenue Bonds, 7% due 10/01/2001 (c)(g)      10,374
                      6,800   Collier County, Florida, Health Facilities Authority, Hospital Revenue
                              Bonds (Cleveland Clinic Health Systems), VRDN, 3.60% due 1/01/2033 (d)           6,800
                      9,615   Dade County, Florida, Water and Sewer System Revenue Bonds, VRDN,
                              3.40% due 10/05/2022 (c)(d)                                                      9,615
                      7,500   Gulf Breeze, Florida, Local Government Revenue Bonds, VRDN, Series E,
                              3.50% due 12/01/2020 (c)(d)                                                      7,500
                              Hillsborough County, Florida, IDA, PCR, Refunding (Tampa Electric
                              Company), VRDN (d):
                     25,300     3.45% due 5/15/2018                                                           25,300
                     37,505     3.55% due 9/01/2025                                                           37,505
                              Jacksonville, Florida, Electric Authority Revenue Bonds:
                     17,000     CP, Series C-1, 3.15% due 6/07/2001                                           17,000
                     36,300     (Electric System), VRDN, Sub-Series A, 3.65% due 10/01/2010 (d)               36,300
                     82,600     (Electric System), VRDN, Sub-Series B, 4.40% due 10/01/2010 (d)               82,600
                     57,200     (Electric System), VRDN, Sub-Series F, 3.65% due 10/01/2030 (d)               57,200
                     22,965   Jacksonville, Florida, Health Facilities Authority, Hospital Revenue
                              Refunding Bonds (Charity Obligation Group), VRDN, Series C, 3.45%
                              due 8/15/2019 (d)(f)                                                            22,965
                     12,700   Manatee County, Florida, PCR, Refunding (Florida Power and Light Company
                              Project), VRDN, 3.55% due 9/01/2024 (d)                                         12,700
                     25,000   Orange County, Florida, Health Facilities Authority Revenue Bonds
                              (Florida Hospital Association-Health), VRDN, Series A, 3.65% due
                              6/01/2030 (d)                                                                   25,000
                     42,000   Palm Beach County, Florida, School District Revenue Bonds, TAN, 5% due
                              9/27/2001                                                                       42,136
                     25,000   Saint Lucie County, Florida, Solid Waste Disposal Revenue Refunding Bonds
                              (Florida Power and Light), VRDN, AMT, Series B, 3.75% due 7/15/2024 (d)         25,000
                     23,735   Sunshine, Florida, State Governmental Financing Commission Revenue Bonds,
                              VRDN, 3.40% due 7/01/2016 (a)(d)                                                23,735

Georgia--4.7%                 Burke County, Georgia, Development Authority, PCR (Georgia Power Company
                              Plant-Vogtle Project), VRDN (d):
                     27,200     3.65% due 9/01/2026                                                           27,200
                      6,100     2nd Series, 3.65% due 7/01/2024                                                6,100
                     10,400     3rd Series, 3.60% due 7/01/2024                                               10,400
                      8,400     4th Series, 3.55% due 7/01/2024                                                8,400
                              Burke County, Georgia, Development Authority, PCR, Refunding (Georgia
                              Power Company Plant-Vogtle Project), VRDN (d):
                     31,700     2nd Series, 3.65% due 4/01/2025                                               31,700
                     25,085     3rd Series, 3.65% due 9/01/2025                                               25,085
                     50,000     AMT, 3.70% due 9/01/2034                                                      50,000
                    110,000   Cobb County, Georgia, School District, GO, 3.50% due 12/31/2001                110,576
                     12,475   Coweta County, Georgia, Development Authority, PCR, Refunding (Georgia
                              Power Company Plant-Yates Project), VRDN, 3.50% due 3/01/2024 (d)               12,475



CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2001 (CONTINUED)                                          (IN THOUSANDS)
                      Face
State                Amount                            Issue                                                 Value
Georgia            $ 19,100   Hapeville, Georgia, Development Authority, IDR (Hapeville Hotel Ltd.),
(concluded)                   VRDN, 3.45% due 11/01/2015 (d)                                              $   19,100
                     26,300   Heard County, Georgia, Development Authority, PCR, Refunding (Georgia
                              Power Company Plant--Wansley), VRDN, 3.50% due 9/01/2029 (d)                    26,300
                              Monroe County, Georgia, Development Authority, PCR, Refunding (Georgia
                              Power Company Plant-Scherer), VRDN (d):
                     17,500     3.50% due 9/01/2029                                                           17,500
                     35,800     First Series, 3.65% due 7/01/2025                                             35,800
                      9,000   Monroe County, Georgia, Development Authority, PCR, Refunding (Georgia
                              Power Company Plant), VRDN, First Series, 3.55% due 4/01/2032 (d)                9,000
                      5,400   Municipal Electric Authority, Georgia, Revenue Refunding Bonds, VRDN,
                              Series B, 3.50% due 1/01/2016 (d)                                                5,400
                              Putnam County, Georgia, Development Authority, PCR, Refunding (Georgia
                              Power Company Plant Project), VRDN (d):
                     13,725     3.50% due 3/01/2024                                                           13,725
                     14,800     3.55% due 4/01/2032                                                           14,800
                     26,400     First Series, 3.50% due 6/01/2023                                             26,400
                     34,000     Second Series, 3.65% due 9/01/2029                                            34,000

Illinois--9.4%                Chicago, Illinois, GO, Tender Notes:
                     21,000     3.65% due 8/09/2001                                                           21,000
                     50,000     Series A, 4.25% due 10/25/2001                                                50,000
                     15,630   Chicago, Illinois, GO, VRDN, Series B, 3.50% due 1/01/2012 (d)                  15,630
                      7,000   Chicago, Illinois, IDR (Enterprise Center VIII Project), VRDN, AMT,
                              3.62% due 6/01/2022 (d)                                                          7,000
                     33,000   Chicago, Illinois, Midway Airport Revenue Bonds, Second Lien, VRDN,
                              AMT, Series A, 3.70% due 1/01/2029 (d)(f)                                       33,000
                              Chicago, Illinois, O'Hare International Airport Revenue Bonds (American
                              Airlines), DATES (d):
                     24,550     Series A, 3.65% due 12/01/2017                                                24,550
                     32,700     Series B, 3.65% due 12/01/2017                                                32,700
                     23,500     Series C, 3.55% due 12/01/2017                                                23,500
                     18,200     Series D, 3.55% due 12/01/2017                                                18,200
                      5,800   Chicago, Illinois, O'Hare International Airport Revenue Bonds
                              (General Airport Second Lien), VRDN, Series B, 3.40% due 1/01/2015 (d)           5,800
                     14,800   Chicago, Illinois, O'Hare International Airport, Special Facilities
                              Revenue Bonds (Compagnie Nationale--Air France), VRDN, AMT,
                              3.60% due 5/01/2018 (d)                                                         14,800
                     20,000   Chicago, Illinois, Revenue Bonds (Homestart Program), VRDN, Series A,
                              3.55% due 6/01/2005 (d)                                                         20,000
                     19,800   Eagle Tax-Exempt Trust, Chicago Emergency Phone, VRDN, Series 96C,
                              Class 1302, 3.55% due 1/01/2023 (d)                                             19,800
                              Eagle Tax-Exempt Trust, Chicago, Illinois, GO, VRDN (d):
                     14,380     Series 95, Class 1301, 3.55% due 1/01/2024                                    14,380
                      9,900     Series 98, Class 1301, 3.55% due 1/01/2017                                     9,900
                     14,355   Eagle Tax-Exempt Trust, Illinois Metropolitan Expo Center, VRDN, Series 98,
                              Class 1306, 3.55% due 6/15/2029 (d)                                             14,355
                              Illinois Development Finance Authority, Revenue Refunding Bonds, VRDN (d):
                      6,000     (Olin Corporation Project), Series A, 3.50% due 6/01/2004                      6,000
                     41,500     (Provena Health), Series B, 4.05% due 5/01/2028 (f)                           41,500
                              Illinois Educational Facilities Authority Revenue Bonds:
                     30,000     (The Art Institute of Chicago), CP, Reserve Series A-1, 4.40%
                                due 6/19/2001                                                                 30,000
                     20,000     (The Art Institute of Chicago), CP, Reserve Series A-2, 4.45%
                                due 8/27/2001                                                                 20,000
                      4,900     (Chicago Historical Society), VRDN, 3.50% due 12/01/2025 (d)                   4,900
                     17,800   Illinois Educational Facilities Authority, Revenue Refunding Bonds
                              (Northwestern University), VRDN, 3.55% due 12/01/2025 (d)                       17,800



CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2001 (CONTINUED)                                          (IN THOUSANDS)
                      Face
State                Amount                            Issue                                                 Value
Illinois                      Illinois Health Facilities Authority Revenue Bonds, Pooled
(concluded)                   Revolving Fund, VRDN (d):
                   $ 50,000     Series B, 3.50% due 8/01/2020                                             $   50,000
                      7,000     Series F, 3.45% due 8/01/2015                                                  7,000
                              Illinois Health Facilities Authority Revenue Bonds:
                     37,000     (Central DuPage Health), VRDN, Series B, 3.60% due 11/01/2027 (d)             37,000
                     33,700     (Central DuPage Health), VRDN, Series C, 3.60% due 11/01/2027 (d)             33,700
                     22,000     (Evanston Hospital Corporation Project), CP, 3.35% due 6/14/2001              22,000
                     11,200     (Northwestern Memorial Hospital), VRDN, 3.55% due 8/15/2025 (d)               11,200
                              Illinois Health Facilities Authority, Revenue Refunding Bonds, VRDN (d):
                     81,335     (Advocate Health Care), Series B, 3.60% due 8/15/2022                         81,335
                     19,275     (Little Company of Mary Hospital), Series A, 3.58% due 8/15/2021 (f)          19,275
                    101,900     (Resurrection Health), Series A, 3.55% due 5/15/2029 (e)                     101,900
                     79,045     (University of Chicago Hospitals), 3.65% due 8/01/2026 (f)                    79,045
                     18,815   Illinois State, FLOATS, Series SG-60, 3.55% due 8/01/2019 (d)                   18,815
                     12,000   Illinois State, GO, CP, 4.75% due 4/01/2001                                     12,000
                      4,600   Illinois Student Assistance Commission, Student Loan Revenue Bonds,
                              VRDN, AMT, Series A, 3.55% due 3/01/2006 (d)                                     4,600
                     21,350   Regional Transportation Authority, Illinois, FLOATS, Series SG-82, 3.55%
                              due 6/01/2025 (d)                                                               21,350
                              Southwestern Illinois Development Authority, Solid Waste Disposal Revenue
                              Bonds (Shell Oil Company--Wood River Project), VRDN, AMT (d):
                     11,100     3.55% due 8/01/2021                                                           11,100
                     10,600     3.55% due 4/01/2022                                                           10,600
                      7,000   Will County, Illinois, Exempt Facilities Revenue Bonds (Amoco Chemical
                              Company Project), VRDN, AMT, 3.55% due 3/01/2028 (d)                             7,000

Indiana--6.6%         2,950   Elkhart County, Indiana, Mortgage Revenue Bonds (Hubbard Hill Estates),
                              VRDN, Series A, 3.63% due 7/01/2027 (d)                                          2,950
                              Fort Wayne, Indiana, Hospital Authority, Hospital Revenue Bonds (Parkview
                              Memorial Hospital), VRDN (d):
                      1,645     Series B, 3.50% due 1/01/2016                                                  1,645
                      2,700     Series B, 3.55% due 1/01/2020                                                  2,700
                      3,505     Series C, 3.50% due 1/01/2016                                                  3,505
                      5,670     Series D, 3.50% due 1/01/2016                                                  5,670
                      5,800   Hammond, Indiana, PCR, Refunding (Amoco Oil Company Project), VRDN,
                              3.50% due 2/01/2022 (d)                                                          5,800
                              Indiana Bond Bank, Advanced Funding Program Notes:
                     10,855     Series A-1, 4% due 7/26/2001                                                  10,880
                     20,000     Series A-2, 4% due 1/22/2002                                                  20,107
                              Indiana Health Facilities Financing Authority, Hospital Revenue Bonds
                              (Clarian Health Obligation Group), VRDN (d):
                     34,400     Series B, 3.65% due 3/01/2030                                                 34,400
                     84,500     Series C, 3.45% due 3/01/2030                                                 84,500
                     15,000   Indiana Health Facilities Financing Authority, Hospital Revenue Bonds
                              (Community Hospitals Project), VRDN, Series A, 3.65% due 7/01/2027 (d)          15,000
                              Indiana Health Facilities Financing Authority, Hospital Revenue Refunding
                              Bonds (Clarian Health Partners), VRDN (d):
                     46,500     Series B, 3.65% due 2/15/2026                                                 46,500
                     50,800     Series C, 3.65% due 2/15/2026                                                 50,800
                      4,150   Indiana Health Facilities Financing Authority Revenue Bonds (Capital Access
                              Designated Pool), VRDN, 3.55% due 1/01/2012 (d)                                  4,150
                    228,000   Indiana Health Facilities Financing Authority, Revenue Refunding Bonds
                              (Ascension Health Credit), VRDN, Series B, 3.65% due 11/15/2039 (d)            228,000
                     36,980   Indiana Secondary Market Educational Loans Inc., Educational Loan Revenue
                              Bonds, VRDN, AMT, Series B, 3.60% due 12/01/2014 (a)(d)                         36,980



CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2001 (CONTINUED)                                          (IN THOUSANDS)
                      Face
State                Amount                            Issue                                                 Value
Indiana            $ 27,500   Indiana State Development Finance Authority, Environmental Revenue
(concluded)                   Refunding and Improvement Bonds (USX Corporation Project), CP,
                              4.35% due 6/07/2001                                                         $   27,500
                      6,360   Indianapolis, Indiana, Local Public Improvement Bond Bank Revenue
                              Refunding Bonds, Series C, 6.70% due 1/01/2002 (g)                               6,640
                     39,330   Indianapolis, Indiana, Thermal Energy Systems, BAN, Series A,
                              5% due 5/01/2001                                                                39,352
                     19,300   Princeton, Indiana, PCR, Refunding (PSI Energy Incorporated
                              Project), VRDN, 3.45% due 4/01/2022 (d)                                         19,300
                      8,200   Purdue University, Indiana, University Revenue Bonds
                              (Student Fee), VRDN, Series O, 3.50% due 7/01/2019 (d)                           8,200
                              Rockport, Indiana, PCR, Refunding (AEP Generating Company Project),
                              VRDN (a)(d):
                     14,200     Series A, 3.50% due 7/01/2025                                                 14,200
                      7,900     Series B, 3.60% due 7/01/2025                                                  7,900
                      7,600   Whiting, Indiana, Industrial Sewer and Solid Waste Disposal
                              Revenue Refunding Bonds (Amoco Oil Company Project), VRDN, AMT,
                              3.80% due 1/01/2026 (d)                                                          7,600

Iowa--0.8%                    Iowa Finance Authority, Solid Waste Disposal Revenue Bonds (Cedar
                              River Paper Company Project), VRDN, AMT (d):
                      4,730     3.60% due 3/01/2033                                                            4,730
                     66,400     Series A, 3.60% due 7/01/2023                                                 66,400
                     14,500   Iowa Student Loan Liquidity Corporation, Student Loan Revenue Bonds,
                              VRDN, AMT, Series B, 3.50% due 12/01/2013 (a)(d)                                14,500

Kansas--0.3%          9,100   Butler County, Kansas, Solid Waste Disposal Facilities Revenue Bonds
                              (Texaco Refining and Marketing), VRDN, AMT, Series A, 3.60%
                              due 8/01/2024 (d)                                                                9,100
                     17,500   Kansas State Development Finance Authority, Health Facilities Revenue
                              Bonds (Stormont-Vail), VRDN, Series M, 3.65% due 11/15/2023 (d)(f)              17,500

Kentucky--2.9%        5,100   Ashland, Kentucky, PCR, Refunding (Calgon Carbon Corporation Project),
                              FLOATS, Series A, 3.75% due 10/01/2006 (d)                                       5,100
                              Daviess County, Kentucky, Solid Waste Disposal Facility Revenue Bonds
                              (Scott Paper Company Project), VRDN, AMT (d):
                     44,100     Series A, 3.65% due 12/01/2023                                                44,100
                     16,300     Series A, 3.65% due 5/01/2024                                                 16,300
                     26,200     Series B, 3.65% due 12/01/2023                                                26,200
                     21,700     Series B, 3.65% due 5/01/2024                                                 21,700
                              Kentucky Asset/Liability Commission, General Fund Revenue Notes, TRAN:
                     55,000     Series A, 5.25% due 6/27/2001                                                 55,091
                     33,000     Series B, 5% due 6/27/2001                                                    33,052
                     19,655   Kentucky Economic Development Finance Authority, Hospital Facilities
                              Revenue Refunding Bonds (Baptist Healthcare), VRDN, Series C, 3.50%
                              due 8/15/2031 (d)(f)                                                            19,655
                     44,896   Kentucky Interlocal School Transportation Association, COP, TRAN, 5%
                              due 6/29/2001                                                                   44,958
                     38,300   Kentucky State Pollution Abatement and Water Resource Finance Authority
                              Revenue Bonds (Toyota Motors), VRDN, AMT, 5.15% due 8/13/2006 (d)               38,300

Louisiana--3.3%       5,100   Ascension Parish, Louisiana, PCR, Refunding (Shell Oil Company Project),
                              VRDN, 3.65% due 9/01/2023 (d)                                                    5,100
                     17,700   Ascension Parish, Louisiana, Revenue Bonds (BASF Corporation Project),
                              VRDN, AMT, 3.65% due 3/01/2025 (d)                                              17,700
                     31,500   Calcasieu Parish, Louisiana, IDB, Environmental Revenue Refunding Bonds
                              (Citgo Petroleum Corp.), VRDN, AMT, 3.60% due 3/01/2025 (d)                     31,500
                      9,760   Eagle Tax-Exempt Trust, Louisiana, VRDN, Series 94, Class 1803, 3.55%
                              due 5/01/2008 (d)                                                                9,760
                              East Baton Rouge Parish, Louisiana, PCR, Refunding (Exxon Project), VRDN (d):
                     19,800     3.40% due 11/01/2019                                                          19,800
                     35,150     3.60% due 3/01/2022                                                           35,150



CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2001 (CONTINUED)                                          (IN THOUSANDS)
                      Face
State                Amount                            Issue                                                 Value
Louisiana           $ 2,700   East Baton Rouge Parish, Louisiana, Solid Waste Revenue Bonds (Exxon
(concluded)                   Project), VRDN, AMT, 3.65% due 12/01/2028 (d)                               $    2,700
                     25,000   Jefferson Parish, Louisiana, Hospital Service District Number 001,
                              Hospital Revenue Bonds (West Jefferson Medical Center), VRDN, Series B,
                              3.50% due 1/01/2028 (d)(e)                                                      25,000
                     30,500   Louisiana Public Facilities Authority, Hospital Revenue Bonds (Willis-
                              Knighton Medical Center Project), VRDN, 3.60% due 9/01/2027 (a)(d)              30,500
                              Louisiana Public Facilities Authority Revenue Bonds (Christus Health),
                              CP, Series B:
                     25,000     3.40% due 6/12/2001                                                           25,000
                     30,000     3.55% due 5/01/2001                                                           30,000
                              Louisiana State Offshore Terminal Authority, Deepwater Port Revenue
                              Refunding Bonds (First Stage A-Loop Inc.) (d):
                     13,150     ACES, 3.65% due 9/01/2006                                                     13,150
                     15,350     VRDN, 3.55% due 9/01/2008                                                     15,350
                     24,200   Plaquemines Parish, Louisiana, Environmental Revenue Bonds
                              (BP Exploration & Oil), VRDN, AMT, 3.55% due 10/01/2024 (d)                     24,200
                      4,400   Saint Charles Parish, Louisiana, PCR, Refunding (Shell Oil Company
                              Project), VRDN, 3.50% due 6/01/2005 (d)                                          4,400
                              Saint Charles Parish, Louisiana, PCR (Shell Oil Company Project), VRDN,
                              AMT (d):
                     24,400     3.55% due 11/01/2021                                                          24,400
                     21,000     Series A, 3.55% due 10/01/2022                                                21,000
                      4,400   South Louisiana Port Commission, Port Revenue Refunding Bonds (Occidental
                              Petroleum), VRDN, 3.50% due 7/01/2018 (d)                                        4,400

Maryland--1.1%       20,700   Anne Arundel County, Maryland, BAN, CP, Series B, 3.20%
                              due 6/07/2001                                                                   20,700
                     35,700   Baltimore, Maryland, Port Facilities Revenue Bonds
                              (Occidental Petroleum), FLOATS, 3.35% due 10/14/2011 (d)                        35,700
                              Maryland State and Local Facilities Loan, GO:
                      4,635     First Series, 5% due 3/01/2002                                                 4,719
                     11,570     Second Series, 4.75% due 8/01/2001                                            11,590
                     10,000   Maryland State Energy Financing Administration, Solid Waste
                              Disposal Revenue Bonds (Cimenteries Project), VRDN, AMT, 3.55%
                              due 5/01/2035 (d)                                                               10,000
                     20,000   Maryland State Health and Higher Educational Facilities Authority Revenue
                              Bonds (University of Maryland Medical System), VRDN, 3.55% due
                              7/01/2024 (d)                                                                   20,000
                     12,250   Maryland State Health and Higher Educational Facilities Authority, Revenue
                              Refunding Bonds (Pooled Loan Program), VRDN, Series B, 3.40% due
                              4/01/2035 (d)                                                                   12,250
                      4,000   Washington Suburban Sanitation District, GO, Refunding (Water Supply),
                              6.30% due 11/01/2001 (g)                                                         4,138

Massachusetts--      10,000   Eagle Tax-Exempt Trust, Massachusetts Commuter Facilities, VRDN,
3.1%                          Series 2001, Class 2101, 3.45% due 6/15/2033 (d)                                10,000
                     18,000   Massachusetts State, GO, BAN, Series A, 5% due 9/06/2001                        18,053
                              Massachusetts State, GO (Central Artery), VRDN (d):
                     46,450     Series A, 3.55% due 12/01/2030                                                46,450
                     18,600     Series B, 3.55% due 12/01/2030                                                18,600
                     56,900   Massachusetts State, GO, Refunding, VRDN, Series A, 3.30% due 9/01/2016 (d)     56,900
                              Massachusetts State Health and Educational Facilities Authority
                              Revenue Bonds:
                     10,000     (Brigham and Women's Hospital Issue), Series D, 6.75% due 7/01/2001 (g)       10,106
                     25,300     (Capital Asset Program), VRDN, Series D, 3.45% due 1/01/2035 (d)(f)           25,300
                     16,400     (Partners Healthcare System), VRDN, Series P-1, 3.30% due 7/01/2027 (d)(e)    16,400
                              Massachusetts State Health and Educational Facilities Authority, Revenue
                              Refunding Bonds, VRDN (d):
                      6,300     (Capital Asset Program), Series B, 3.75% due 7/01/2010 (f)                     6,300
                     52,000     (Harvard University), Series BB, 3.25% due 2/01/2034                          52,000



CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2001 (CONTINUED)                                          (IN THOUSANDS)
                      Face
State                Amount                            Issue                                                 Value
Massachusetts      $ 20,000   Massachusetts State Water Resource Authority, Revenue Refunding
(concluded)                   Bonds, VRDN, Sub-Series B, 3.30% due 8/01/2037 (c)(d)                       $   20,000
                     25,000   Oxford, Massachusetts, GO, BAN, 4% due 1/18/2002                                25,185
                     10,000   Pioneer Valley Transit Authority, Massachusetts, GO, RAN, 4.875%
                              due 8/03/2001                                                                   10,011
                     11,800   Springfield, Massachusetts, GO, BAN, 3.50% due 8/30/2001                        11,833

Michigan--1.5%       16,400   Grand Rapids, Michigan, Water Supply Revenue Refunding Bonds, VRDN,
                              3.40% due 1/01/2020 (c)(d)                                                      16,400
                      8,460   Holly, Michigan, Area School District, FLOATS, Series SG-50, 3.55%
                              due 5/01/2020 (d)                                                                8,460
                              Kent Hospital Finance Authority, Michigan, Revenue Refunding Bonds
                              (Spectrum Health), VRDN (d)(f):
                     24,200     Series B, 3.45% due 1/15/2026                                                 24,200
                     16,800     Series C, 3.45% due 1/15/2026                                                 16,800
                     14,345   Michigan State Strategic Fund, Limited Obligation Revenue Bonds, VRDN,
                              Reserve 1, 3.45% due 9/01/2030 (d)                                              14,345
                     11,600   Michigan State Strategic Fund, Limited Obligation Revenue Refunding
                              Bonds (Consumers Power Company Project), VRDN, Series A, 3.55% due
                              6/15/2010 (a)(d)                                                                11,600
                     32,995   Municipal Securities Trust Certificates, GO, Refunding, CP, Series 2000-100,
                              Class A, 3.25% due 5/01/2001 (c)                                                32,995
                     16,505   Municipal Securities Trust Certificates, Revenue Refunding Bonds
                              (Michigan State Hospital), VRDN, Series 1997-24, Class A, 3.60% due
                              12/01/2005 (d)(e)                                                               16,505
                     11,245   University of Michigan, University Hospital Revenue Refunding Bonds, VRDN,
                              Series A-2, 3.60% due 12/01/2024 (d)                                            11,245

Minnesota--          46,825   Eagle Tax-Exempt Trust, Minnesota, GO, VRDN, Series 1993A, 3.55%
0.9%                          due 8/01/2003 (d)                                                               46,825
                     10,000   Minnesota State, Revenue Bonds, Series A, 5% due 6/30/2001 (a)                  10,016
                     32,000   Rochester, Minnesota, Health Care Facilities Revenue Bonds (Mayo
                              Foundation/Mayo Medical Center), CP, Series A, 3.20% due 5/09/2001              32,000

Mississippi--         7,000   Jackson County, Mississippi, Industrial Sewer Facilities Revenue Bonds
0.3%                          (Chevron U.S.A. Inc. Project), VRDN, AMT, 3.55% due 12/15/2024 (d)               7,000
                      7,500   Jackson County, Mississippi, PCR, Refunding (Chevron U.S.A. Inc. Project),
                              VRDN, 3.60% due 12/01/2016 (d)                                                   7,500
                      6,400   Mississippi State, Capital Improvement, GO, 5% due 11/01/2001                    6,424
                      9,000   Perry County, Mississippi, PCR, Refunding (Leaf River Forest Project), CP,
                              3.65% due 3/01/2002                                                              9,000

Missouri--0.6%                Missouri Higher Education Loan Authority, Student Loan Revenue Bonds,
                              VRDN, AMT (d):
                      7,800     Series A, 3.60% due 6/01/2017                                                  7,800
                     20,000     Series B, 3.60% due 6/01/2020                                                 20,000
                              Missouri State Health and Educational Facilities Authority, Educational
                              Facilities Revenue Refunding Bonds (The Washington University), VRDN (d):
                     17,000     Series A, 3.50% due 9/01/2030                                                 17,000
                     16,800     Series B, 3.50% due 9/01/2030 (f)                                             16,800

Nebraska--0.1%                NebHelp Inc., Nebraska, Revenue Bonds (Student Loan Program), VRDN (d):
                      3,550     AMT, Series A, 3.70% due 12/01/2016                                            3,550
                      3,100     Series C, 3.60% due 12/01/2015 (f)                                             3,100

Nevada--0.6%         55,320   Clark County, Nevada, Airport Improvement Revenue Refunding Bonds,
                              VRDN, Series A, 3.40% due 7/01/2012 (d)(f)                                      55,320
                      6,955   Nevada Housing Division Revenue Bonds (Multi-Unit Housing--Mesquite),
                              VRDN, AMT, Series B, 3.45% due 5/01/2028 (d)                                     6,955



CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2001 (CONTINUED)                                          (IN THOUSANDS)
                      Face
State                Amount                            Issue                                                 Value
New                 $ 7,415   New Hampshire State Business Finance Authority, Resource Recovery
Hampshire--                   Revenue Refunding Bonds (Wheelabrator), VRDN, Series A,
0.1%                          3.45% due 1/01/2018 (d)                                                     $    7,415
                      5,400   New Hampshire State HFA, M/F Housing Revenue Bonds (P.R.A.
                              Properties--Pheasant Run Project), VRDN, AMT, 3.60% due 5/01/2025 (d)            5,400

New Jersey--          7,000   Bayonne, New Jersey, GO, TAN, 5% due 10/01/2001                                  7,017
0.3%                 13,746   East Brunswick Township, New Jersey, GO, BAN, 4.50% due 7/27/2001               13,748
                      3,395   Jersey City, New Jersey, Quality Public Improvement, GO, Refunding,
                              Series A, 4% due 10/01/2001 (a)                                                  3,414
                              New Jersey EDA, Water Facilities Revenue Refunding Bonds (United
                              Water of New Jersey Inc. Project), VRDN (a)(d):
                      2,500     Series A, 3.30% due 11/01/2026                                                 2,500
                      1,000     Series B, 3.35% due 11/01/2025                                                 1,000

New Mexico--         27,600   Farmington, New Mexico, PCR (Arizona Public Service Company), VRDN,
1.1%                          AMT, Series C, 3.50% due 9/01/2024 (d)                                          27,600
                              Farmington, New Mexico, PCR, Refunding (Arizona Public Service
                              Company), VRDN (d):
                     19,800     Series A, 3.65% due 5/01/2024                                                 19,800
                     24,260     Series B, 3.65% due 9/01/2024                                                 24,260
                      7,800   Hurley, New Mexico, PCR (Kennecott Santa Fe), UPDATES, 3.50% due
                              12/01/2015 (d)                                                                   7,800
                     30,600   New Mexico State Hospital Equipment Loan, Council Revenue Refunding
                              Bonds (Catholic Health), VRDN, Series B, 3.60% due 12/01/2022 (d)               30,600

New York--           24,700   Eagle Tax-Exempt Trust, New York State (Memorial Sloan), VRDN,
9.4%                          Series 98, Class 3202, 3.45% due 7/01/2023 (d)                                  24,700
                              Long Island Power Authority, New York, Electric System Revenue Bonds,
                              VRDN (d):
                     20,000     Sub-Series 2, 3.30% due 5/01/2033                                             20,000
                     24,900     Sub-Series 7-A, 3.25% due 4/01/2025 (f)                                       24,900
                     20,200     Sub-Series 7-B, 3.30% due 4/01/2025 (f)                                       20,200
                              New York City, New York, Municipal Water Finance Authority, CP:
                     54,800     Series 1, 2.95% due 4/05/2001                                                 54,800
                     34,300     Series 1, 3.15% due 4/09/2001                                                 34,300
                     27,000     Series 5, Lot A, 3.15% due 4/09/2001                                          27,000
                     62,000   New York City, New York, Municipal Water Finance Authority, Water and
                              Sewer System Revenue Bonds, CP, Series 3, 2.85% due 10/17/2001                  62,000
                     21,500   New York City, New York, Municipal Water Finance Authority, Water and
                              Sewer System Revenue Refunding Bonds, MSTR, VRDN, Series SGB-27,
                              3.45% due 6/15/2024 (d)(e)                                                      21,500
                      3,300   New York City, New York, Transitional Finance Authority Revenue Bonds,
                              Future Tax Secured, VRDN, Sub-Series B-2, 3.60% due 11/01/2026 (d)               3,300
                     57,975   New York City, New York, GO, RAN, Series A, 5% due 4/12/2001                    57,990
                              New York City, New York, GO, VRDN (d):
                     14,000     Series B, Sub-Series B-2, 3.40% due 8/15/2003 (f)                             14,000
                      5,000     Series B, Sub-Series B-3, 3.40% due 8/15/2004 (f)                              5,000
                      3,000     Sub-Series A-7, 3.65% due 8/01/2019                                            3,000
                     16,700   New York State Dormitory Authority, Revenue Refunding Bonds (Memorial
                              Sloan-Kettering), VRDN, Series A, 3.40% due 7/01/2019 (d)                       16,700
                      4,700   New York State Energy Research and Development Authority, PCR, Refunding
                              (Niagara Mohawk Power Corporation), VRDN, Series C, 3.40%
                              due 12/01/2025 (d)                                                               4,700
                              New York State Local Assistance Corporation Revenue Bonds, VRDN (d):
                     13,800     Series A, 3.20% due 4/01/2022                                                 13,800
                     19,000     Series F, 3.25% due 4/01/2025                                                 19,000



CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2001 (CONTINUED)                                          (IN THOUSANDS)
                      Face
State                Amount                            Issue                                                 Value
New York                      New York State Power Authority Revenue and General Purpose Bonds, CP:
(concluded)        $ 15,920     4% due 9/04/2001                                                          $   15,920
                     33,560     4.30% due 9/04/2001                                                           33,560
                     30,435     GO, 4.20% due 9/04/2001                                                       30,416
                     16,350   New York State Thruway Authority Revenue Bonds, VRDN, 3.40% due
                              1/01/2024 (c)(d)                                                                16,350
                      5,500   Port Authority of New York and New Jersey, Special Obligation Revenue
                              Refunding Bonds (Versatile Structure Obligation), VRDN, Series 5, 3.30%
                              due 8/01/2024 (d)                                                                5,500
                    350,000   Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue
                              Bonds, BAN, Series A-1, 5% due 1/17/2002                                       355,625
                     95,000   Triborough Bridge and Tunnel Authority, New York, Special Obligation
                              Revenue Refunding Bonds, VRDN, Series C, 3.15% due 1/01/2031 (d)(e)             95,000

North                39,290   Chapel Hill University, North Carolina, Hospital Revenue Refunding Bonds,
Carolina--1.7%                VRDN, Series B, 3.55% due 2/15/2031 (d)                                         39,290
                     46,415   Charlotte, North Carolina, Airport Revenue Bonds, VRDN, Series D,
                              3.40% due 7/01/2029 (d)(f)                                                      46,415
                      4,265   Charlotte, North Carolina, COP (Convention Facility Project), 6.75%
                              due 12/01/2001 (a)(g)                                                            4,440
                     14,470   North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds
                              (Cabarrus Memorial Hospital Project), VRDN, 3.45% due 3/01/2012 (d)             14,470
                      1,400   North Carolina Medical Care Commission, Hospital Revenue Bonds (Pooled
                              Financing Project), ACES, Series A, 3.65% due 10/01/2020 (d)                     1,400
                     25,000   North Carolina Medical Care Commission, Hospital Revenue Refunding Bonds
                              (Baptist Hospital Project), VRDN, 3.40% due 6/01/2030 (d)                       25,000
                      7,200   North Carolina Medical Care Commission Revenue Bonds (Carol Woods
                              Project), VRDN, 3.50% due 4/01/2021 (d)                                          7,200
                     31,355   North Carolina State, GO, FLOATS, Series 450, 3.55% due 9/01/2016 (d)           31,355
                      3,800   Raleigh Durham, North Carolina, Airport Authority, Special Facility Revenue
                              Refunding Bonds (American Airlines Inc.), VRDN, Series A, 3.50%
                              due 11/01/2015 (d)                                                               3,800

Ohio--1.9%           26,965   Cuyahoga County, Ohio, Hospital Revenue Bonds (The Cleveland Clinic),
                              VRDN, Series D, 3.65% due 1/01/2026 (d)                                         26,965
                     22,275   Eagle Tax-Exempt Trust, Ohio State Turnpike, VRDN, Series 98, Class 3503,
                              3.55% due 2/15/2026 (d)                                                         22,275
                     10,500   Eagle Tax-Exempt Trust, Ohio, VRDN, Series 95, Class 3502, 3.55%
                              due 7/01/2015 (d)                                                               10,500
                     17,120   Franklin County, Ohio, Hospital Revenue Refunding and Improvement Bonds
                              (U.S. Health Corporation), VRDN, Series A, 3.40% due 12/01/2021 (d)             17,120
                     46,700   Montgomery County, Ohio, Revenue Refunding Bonds (Miami Valley Hospital),
                              VRDN, Series A, 3.60% due 11/15/2022 (d)                                        46,700
                      1,865   Ohio HFA, M/F Housing Revenue Bonds (Kenwood Congregate-Retire), VRDN,
                              3.35% due 12/01/2015 (d)                                                         1,865
                      7,000   Ohio State Air Quality Development Authority, Environmental Improvement
                              Revenue Bonds (Cincinnati Gas & Electric Project), VRDN, Series A, 3.60%
                              due 12/01/2015 (d)                                                               7,000
                     19,000   Ohio State Air Quality Development Authority, PCR, Refunding (Toledo Edison
                              Company Project), VRDN, Series A, 3.60% due 4/01/2024 (d)                       19,000
                     12,300   Ohio State Air Quality Development Authority Revenue Bonds, VRDN, Series B,
                              3.60% due 12/01/2015 (d)                                                        12,300
                      5,600   Ohio State Air Quality Development Authority, Revenue Refunding Bonds
                              (Cincinnati Gas and Electric), VRDN, Series A, 3.60% due 9/01/2030 (d)                5,600
                      4,740   Ohio State, GO, 4.25% due 8/01/2001                                              4,762


CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2001 (CONTINUED)                                          (IN THOUSANDS)
                      Face
State                Amount                            Issue                                                 Value
Ohio               $  6,000   Ohio State Public Facilities Commission Revenue Refunding Bonds (Higher
(concluded)                   Education Capital Facilities), Series II-A, 4.50% due 12/01/2001            $    6,005
                     10,100   Ohio State Water Development Authority, Pollution Control Facilities
                              Revenue Refunding Bonds (Toledo Edison Company Project), VRDN,
                              Series A, 3.60% due 4/01/2024 (d)                                               10,100
                      3,740   Paulding County, Ohio, Solid Waste Disposal Revenue Bonds (Lafarge
                              Corporation Project), VRDN, AMT, 3.45% due 8/01/2026 (d)                         3,740

Oklahoma--           35,000   Oklahoma County, Oklahoma, Finance Authority Revenue Bonds (Oklahoma
1.2%                          County Housing Preservation), VRDN, 3.60% due 1/01/2033 (d)                     35,000
                     92,400   Oklahoma State Industries Authority, Revenue Refunding Bonds (Integris
                              Baptist), VRDN, Series B, 3.95% due 8/15/2029 (d)(f)                            92,400

Oregon--0.1%          8,630   Oregon State Health, Housing, Educational and Cultural Facilities
                              Authority Revenue Bonds (Sacred Heart Medical Center), VRDN,
                              Series A, 3.50% due 11/01/2028 (d)                                               8,630

Pennsylvania--        6,700   Allegheny County, Pennsylvania, Higher Education Building Authority,
1.4%                          University Revenue Bonds (Carnegie Mellon University), VRDN, 3.55%
                              due 12/01/2033 (d)                                                               6,700
                      2,500   Butler County, Pennsylvania, IDA, IDR, Refunding (Wetterau Finance Co.
                              Project), VRDN, 3.60% due 12/01/2014 (d)                                         2,500
                     11,100   Delaware County, Pennsylvania, IDA, PCR (BP Oil Inc. Project), UPDATES,
                              3.60% due 12/01/2009 (d)                                                        11,100
                     32,700   Delaware Valley, Pennsylvania, Regional Finance Authority, Local Government
                              Revenue Bonds, VRDN, Mode 1, 3.45% due 8/01/2016 (d)                            32,700
                     18,735   Eagle Tax-Exempt Trust, Pennsylvania, GO, VRDN, Series 94, Class 3803,
                              3.55% due 5/01/2008 (d)                                                         18,735
                     12,000   Lackawanna County, Pennsylvania, GO, MSTR, VRDN, Series SGB-38, 3.55%
                              due 9/15/2020 (d)                                                               12,000
                     15,940   Pennsylvania State Higher Educational Facilities Authority, College and
                              University Revenue Bonds (Temple University), FLOATS, 3.45% due
                              10/01/2009 (b)(d)                                                               15,940
                              Pennsylvania State Higher Educational Facilities Authority, Revenue
                              Refunding Bonds (Carnegie Mellon University), VRDN (d):
                     10,100     Series A, 3.55% due 11/01/2025                                                10,100
                      7,600     Series C, 3.55% due 11/01/2029                                                 7,600
                      6,600   Philadelphia, Pennsylvania, Authority for IDR (Fox Chase Cancer Center
                              Project), VRDN, 3.60% due 7/01/2025 (d)                                          6,600
                              Philadelphia, Pennsylvania, Hospitals and Higher Education Facilities
                              Authority, Hospital Revenue Bonds (Children's Hospital of Philadelphia
                              Project), VRDN (d):
                     11,200     3.90% due 3/01/2027                                                           11,200
                      9,300     Series A, 3.60% due 3/01/2027                                                  9,300

South Carolina--              Berkeley County, South Carolina, Exempt Facilities, Industrial
1.6%                          Revenue Bonds (Amoco Chemical Company Project), VRDN, AMT (d):
                     15,300     3.55% due 4/01/2027                                                           15,300
                      5,700     3.55% due 4/01/2028                                                            5,700
                      9,350   Berkeley County, South Carolina, Pollution Control Facilities, Revenue
                              Refunding Bonds (Amoco Chemical Company Project), VRDN, 3.50%
                              due 7/01/2012 (d)                                                                9,350
                     14,850   Eagle Tax-Exempt Trust, South Carolina Public Works, VRDN, Series 96A,
                              3.55% due 1/01/2022 (d)                                                         14,850
                              Florence County, South Carolina, Solid Waste Disposal and Wastewater
                              Treatment Revenue Bonds (Roche Carolina Inc. Project), VRDN, AMT (d):
                     35,000     3.55% due 4/01/2026                                                           35,000
                     19,200     3.55% due 4/01/2027                                                           19,200



CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2001 (CONTINUED)                                          (IN THOUSANDS)
                      Face
State                Amount                            Issue                                                 Value
South Carolina                South Carolina Jobs EDA, Economic Development Revenue Bonds
(concluded)                   (Wellman Inc. Project), VRDN, AMT (d):
                   $  5,400     3.70% due 12/01/2010                                                      $    5,400
                     12,095     3.65% due 12/01/2012                                                          12,095
                     54,000   Spartanburg County, South Carolina, School District Number 007, BAN,
                              Refunding, 3.375% due 10/01/2001                                                54,093

South Dakota--       13,300   Lawrence County, South Dakota, Solid Waste Disposal Revenue Bonds
0.1%                          (Homestake Mining), VRDN, AMT, Series A, 3.60% due 7/01/2032 (d)                13,300

Tennessee--5.5%               Clarksville, Tennessee, Public Building Authority Revenue Bonds, Pooled
                              Financing (Tennessee Municipal Bond Fund), VRDN (d):
                     53,265     3.55% due 11/01/2027                                                          53,265
                     96,025     3.55% due 6/01/2029                                                           96,025
                              Knoxville, Tennessee, Utilities Board Revenue Bonds, VRDN (d)(e):
                     12,900     (Sub-Electric System), 3.60% due 1/15/2005                                    12,900
                      8,700     (Sub-Gas System), 3.60% due 1/15/2005                                          8,700
                     19,900     (Sub-Wastewater System), 5.50% due 1/15/2005                                  19,900
                      8,100   Loudon, Tennessee, IDB, Revenue Refunding Bonds (A.E. Staley
                              Manufacturing Co. Project), CP, 3.50% due 9/01/2001                              8,100
                     50,000   Memphis, Tennessee, COP, RAN, 3.90% due 5/07/2001                               50,000
                              Montgomery County, Tennessee, Public Building Authority, Pooled Financing
                              Revenue Bonds, VRDN (d):
                     36,495     (Montgomery County Loan), 3.55% due 7/01/2019                                 36,495
                     42,510     (Tennessee County Loan Pool), 3.55% due 11/01/2027                            42,510
                     14,955   Morristown, Tennessee, IDB, PCR, Refunding (Akzo Chemicals, Inc. Project),
                              CP, 3.50% due 8/01/2001                                                         14,955
                              Sevier County, Tennessee, Public Building Authority Revenue Bonds,
                              Local Government Public Improvement, VRDN (d):
                     15,000     II, Series F-3, 3.50% due 6/01/2005(a)                                        15,000
                     26,500     III, AMT, Series B-1, 3.60% due 6/01/2021 (a)                                 26,500
                     10,000     III, Series D-2, 3.50% due 6/01/2017 (a)                                      10,000
                      5,000     III, Series D-6, 3.50% due 6/01/2020 (a)                                       5,000
                     15,930     III, Series E-1, 3.50% due 6/01/2025                                          15,930
                     10,000     III, Series E-4, 3.50% due 6/01/2025                                          10,000
                      6,335     IV, Series A-4, 3.65% due 6/01/2020 (e)                                        6,335
                     10,400     IV, Series B-1, 4.35% due 6/01/2020 (e)                                       10,400
                     10,000     IV, Series B-2, 4.40% due 6/01/2019 (e)                                       10,000
                      7,000     IV, Series B-3, 4.40% due 6/01/2013 (e)                                        7,000
                      5,000     IV, Series E-3, 3.65% due 6/01/2024 (a)                                        5,000
                     23,700     Series IV-1, 3.65% due 6/01/2023 (e)                                          23,700
                      5,700     Series IV-2, 3.65% due 6/01/2020 (e)                                           5,700
                      5,000     Series IV-3, 3.65% due 6/01/2025 (e)                                           5,000
                              Shelby County, Tennessee, CP:
                     10,000     3.35% due 5/30/2001                                                           10,000
                     38,500     Series 2000-A, 4.40% due 4/06/2001                                            38,500
                     20,000   Tennessee State, CP, Series A, 2.50% due 5/07/2001                              20,000



CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2001 (CONTINUED)                                          (IN THOUSANDS)
                      Face
State                Amount                            Issue                                                 Value
Texas--15.0%                  Austin, Texas, Utility System Revenue Bonds, CP, Series A:
                   $ 30,000     3.40% due 4/02/2001                                                       $   30,000
                     25,720     3.25% due 6/07/2001                                                           25,720
                      9,000   Austin, Texas, Utility System Revenue Refunding Bonds, 6.50%
                              due 5/15/2001 (a)(g)                                                             9,108
                     14,020   Bexar County, Texas, Revenue Bonds, FLOATS, Series 454, 3.55% due
                              8/15/2008 (d)(f)                                                                14,020
                     10,000   Brazos River Authority, Texas, Harbor Navigational District, Brazoria
                              County Revenue Bonds (BASF Corp.), VRDN, AMT, 3.65% due 4/01/2032 (d)           10,000
                              Brazos River Authority, Texas, PCR, Refunding (Texas Utilities Electric
                              Company), VRDN, AMT (d):
                      8,400     Series A, 3.55% due 3/01/2026 (a)                                              8,400
                     15,600     Series A, 3.55% due 4/01/2030                                                 15,600
                      9,700     Series A, 3.55% due 2/01/2032 (f)                                              9,700
                     24,005     Series B, 3.70% due 2/01/2032 (f)                                             24,005
                     15,800     Series C, 3.55% due 6/01/2030 (a)                                             15,800
                      8,400     Series C, 3.55% due 2/01/2032 (f)                                              8,400
                      4,000   Corpus Christi, Texas, Industrial Development Crop, IDR (Dedietrich USA
                              Incorporated Project), VRDN, AMT, 3.65% due 11/01/2008 (d)                       4,000
                              Dallas-Fort Worth, Texas, Regional Airport Revenue Bonds, MSTR, VRDN,
                              AMT (d)(f):
                     25,300     Series SGB-49, 3.65% due 11/01/2023                                           25,300
                      9,495     Series SGB-52, 3.63% due 11/01/2017                                            9,495
                              Dallas-Fort Worth, Texas, Regional Airport Revenue Refunding Bonds,
                              MSTR, VRDN (d):
                     15,785     AMT, Series SGB-46, 3.63% due 11/01/2020 (f)                                  15,785
                      6,600     Series SGB-52, 3.55% due 11/01/2015 (c)                                        6,600
                      9,900   Eagle Tax-Exempt Trust, Dallas-Fort Worth, Texas, VRDN, Series 96C,
                              Class 4301, 3.55% due 11/01/2005 (d)                                             9,900
                      5,300   Grapevine, Texas, Industrial Development Corporation, Airport Revenue
                              Refunding Bonds (Southern Air Transport), VRDN, 3.60% due 3/01/2010 (d)          5,300
                      7,300   Gulf Coast IDA, Texas, Marine Terminal Revenue Bonds (Amoco Oil Company
                              Project), VRDN, AMT, 3.55% due 4/01/2028 (d)                                     7,300
                              Gulf Coast IDA, Texas, Solid Waste Disposal Revenue Bonds (Citgo Petroleum
                              Corporation Project), VRDN, AMT (d):
                     10,200     3.60% due 5/01/2025                                                           10,200
                      7,400     3.60% due 4/01/2026                                                            7,400
                     28,500   Gulf Coast Waste Disposal Authority, Texas, Environmental Facilities Revenue
                              Refunding Bonds (Amoco Oil Company Project), VRDN, AMT, 3.55% due
                              1/01/2026 (d)                                                                   28,500
                     36,300   Gulf Coast Waste Disposal Authority, Texas, PCR (Amoco Oil Company Project),
                              VRDN, AMT, 3.55% due 6/01/2024 (d)                                              36,300
                     31,700   Gulf Coast Waste Disposal Authority, Texas, PCR, Refunding (Exxon Project),
                              VRDN, 3.45% due 6/01/2020 (d)                                                   31,700
                     17,710   Harris County, Texas, FLOATS, Series SG-45, 3.55% due 8/15/2016 (d)             17,710
                      4,800   Harris County, Texas, GO, Refunding, Toll Road, Sub-Lien, VRDN, Series E,
                              3.40% due 8/01/2015 (d)                                                          4,800
                              Harris County, Texas, Health Facilities Development Corporation, Hospital
                              Revenue Refunding Bonds, VRDN (d):
                     62,900     (Memorial Hospital System Project), Series, B, 3.40% due 6/01/2024 (f)        62,900
                    120,205     (Methodist Hospital), 3.60% due 12/01/2025                                   120,205
                    103,750     (Methodist Hospital), 3.60% due 12/01/2026                                   103,750
                     10,400   Harris County, Texas, Health Facilities Development Corporation, Special
                              Facilities Revenue Bonds (Texas Medical Center Project), VRDN, 3.45%
                              due 2/15/2022 (d)(f)                                                            10,400



CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2001 (CONTINUED)                                          (IN THOUSANDS)
                      Face
State                Amount                            Issue                                                 Value
Texas                         Harris County, Texas, Industrial Development Corporation, PCR
(concluded)                   (Exxon Project), VRDN (d):
                   $ 32,100     3.60% due 3/01/2024                                                       $   32,100
                      8,100     AMT, 3.65% due 8/15/2027                                                       8,100
                     10,000   Harris County, Texas, Industrial Development Corporation,
                              Revenue Refunding Bonds (Shell Oil Company Project), VRDN, 3.55%
                              due 4/01/2027 (d)                                                               10,000
                     46,100   Harris County, Texas, Industrial Development Corporation,
                              Solid Waste Disposal Revenue Bonds (Deer Park Limited Partnership),
                              VRDN, AMT, Series A, 3.65% due 2/01/2023 (d)                                    46,100
                     50,000   Katy, Texas, Independent School District, GO (School Building),
                              CP, 4.75% due 10/05/2001                                                        50,095
                      4,800   North Central Texas, Health Facility Development Corporation Revenue Bonds
                              (Methodist Hospitals-Dallas), VRDN, Series B, 3.50% due 10/01/2015 (d)(f)        4,800
                              North Texas Higher Education Authority Inc., Student Loan Revenue
                              Bonds, VRDN, AMT (a)(d):
                     12,800     Series C, 3.60% due 4/01/2020                                                 12,800
                     13,700     Series F, 3.60% due 4/01/2020                                                 13,700
                              North Texas Higher Education Authority Inc., Student Loan Revenue
                              Refunding Bonds, VRDN, AMT (d):
                     26,000     3.60% due 12/01/2032                                                          26,000
                     29,000     Series A, 3.60% due 4/01/2005                                                 29,000
                      5,000     Series A, 3.60% due 4/01/2020                                                  5,000
                              Panhandle-Plains, Texas, Higher Education Authority Incorporated,
                              Student Loan Revenue Bonds, VRDN, AMT, Series A (d):
                      9,000     3.50% due 6/01/2021                                                            9,000
                     13,700     3.50% due 6/01/2025                                                           13,700
                      4,700   Panhandle-Plains, Texas, Higher Education Authority Incorporated,
                              Student Loan Revenue Refunding Bonds, VRDN, AMT, Series A, 3.50%
                              due 6/01/2008 (d)                                                                4,700
                     20,000   Port Arthur, Texas, Navigation District Revenue Bonds (BASF
                              Corporation Project), VRDN, AMT, 3.65% due 4/01/2033 (d)                        20,000
                     30,500   Port Arthur, Texas, Navigation District Revenue Refunding Bonds
                              (Texaco Inc. Project), VRDN, 3.50% due 10/01/2024 (d)                           30,500
                     18,800   Port Corpus Christi, Texas, Industrial Development Corporation,
                              Sewer and Solid Waste Revenue Bonds (Citgo Petroleum Corporation
                              Project), VRDN, AMT, 3.60% due 4/01/2026 (d)                                    18,800
                     18,200   Sabine River Authority, Texas, PCR, Refunding (Texas Utilities
                              Electric Company Project), VRDN, Series A, 3.60% due 3/01/2026 (a)(d)           18,200
                     15,900   Sabine River Authority, Texas, PCR (Texas Utilities Electric
                              Company Project), VRDN, AMT, Series B, 3.55% due 3/01/2026 (a)(d)               15,900
                      9,600   San Antonio, Texas, Higher Education Authority, Revenue Refunding
                              Bonds (Trinity University Project), VRDN, 3.45% due 4/01/2004 (d)                9,600
                     10,000   San Antonio, Texas, Hotel Occupancy Revenue Bonds, FLOATS,
                              Series SG-51, 3.55% due 8/15/2019 (d)                                           10,000
                      2,200   South Texas Higher Education Authority Incorporated Revenue Bonds, VRDN,
                              AMT, 3.50% due 12/01/2027 (d)(f)                                                 2,200
                     16,300   Southwest Texas, Higher Education Authority Incorporated Revenue Refunding
                              Bonds (Southern Methodist University), VRDN, 3.50% due 7/01/2015 (d)            16,300
                    361,000   Texas State, TRAN, 5.25% due 8/31/2001                                         362,804
                     42,750   Texas State, Water Development Board, VRDN, Series A, 3.65% due
                              3/01/2015 (d)                                                                   42,750
                     21,200   Trinity River Authority, Texas, PCR, Refunding (Utilities Electric Company),
                              VRDN, AMT, Series A, 3.55% due 3/01/2026 (a)(d)                                 21,200
                     28,600   West Side Calhoun County, Texas, Development Revenue Bonds (Sohio
                              Chemical Company Project), UPDATES, 3.60% due 12/01/2015 (d)                    28,600
                      4,200   West Side Calhoun County, Texas, Navigation District Sewer and
                              Solid Waste District Revenue Bonds (BP Chemicals Inc. Project), VRDN,
                              AMT, 3.55% due 4/01/2031 (d)                                                     4,200



CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2001 (CONTINUED)                                          (IN THOUSANDS)
                      Face
State                Amount                            Issue                                                 Value
Utah--2.5%         $ 70,800   Emery County, Utah, PCR, Refunding (Pacificorp Projects), VRDN, 3.55%
                              due 11/01/2024 (a)(d)                                                       $   70,800
                     20,000   Intermountain Power Agency, Utah, Power Supply Revenue Bonds, CP,
                              Series B-2, 4.17% due 6/19/2001                                                 20,000
                     27,600   Salt Lake City, Utah, Revenue Bonds, Pooled, VRDN, Class A, 3.45% due
                              1/01/2020 (d)                                                                   27,600
                              Salt Lake County, Utah, PCR, Refunding (Service Station Holdings Project),
                              VRDN (d):
                     28,700     3.50% due 2/01/2008                                                           28,700
                     50,015     Series B, 3.60% due 8/01/2007                                                 50,015
                     20,000   Utah State Board of Regents, Student Loan Revenue Bonds, VRDN, AMT,
                              Series C, 3.60% due 11/01/2013 (a)(d)                                           20,000
                              Utah State, GO, Refunding, VRDN (d):
                     11,000     Series A, 3.35% due 7/01/2016                                                 11,000
                     18,000     Series D, 3.50% due 7/01/2016                                                 18,000
                     12,500   Weber County, Utah, Hospital Revenue Bonds (IHC Health Services), VRDN,
                              Series A, 3.45% due 2/15/2031 (d)                                               12,500

Virginia--0.4%        8,885   Eagle Tax-Exempt Trust, Virginia, VRDN, Series 95, Class 4602, 3.55%
                              due 1/15/2013 (d)                                                                8,885
                     30,100   Norfolk, Virginia, IDA, Revenue Bonds (Sentara Hospital-Norfolk Project),
                              CP, Series A, 3.55% due 4/09/2001                                               30,100
                      4,715   Virginia College, Virginia, Building Authority, Educational Facilities
                              Revenue Bonds (21st Century College Program), 4.75% due 2/01/2002                4,775

Washington--         30,200   Snohomish County, Washington, Public Utility District Number 001, Electric
2.7%                          Revenue Bonds (Generation System), VRDN, 3.40% due 1/01/2025 (d)(f)             30,200
                              Washington State Housing Finance Commission, M/F Housing Revenue Bonds,
                              VRDN, AMT (d):
                      6,400     (Arbors on the Park Project), 3.65% due 10/01/2024                             6,400
                     10,035     (Courtside Apartments Project), 3.65% due 1/01/2026                           10,035
                              Washington State Public Power Supply Systems, Electric Revenue Refunding
                              Bonds, VRDN (d)(f):
                     25,000     (Project Number 2), Series 2A-1, 3.40% due 7/01/2012                          25,000
                     49,000     (Project Number 2), Series 2A-2, 3.40% due 7/01/2012                          49,000
                    129,500     (Project Number 3), Series 3A, 3.40% due 7/01/2018                           129,500
                     26,450   Washington State Public Power Supply Systems, Revenue Refunding Bonds
                              (Nuclear Project Number 1), VRDN, Series 1A-2, 3.40% due 7/01/2017 (d)          26,450

West Virginia--      11,220   Hancock County, West Virginia, County Commission, IDR, Refunding
0.2%                          (The Boc Group Inc. Project), VRDN, 3.50% due 8/01/2005 (d)                     11,220
                     13,600   Marshall County, West Virginia, PCR (Mountaineer Carbon Co.), UPDATES,
                              3.60% due 12/01/2020 (d)                                                        13,600

Wisconsin--          14,850   Eagle Tax-Exempt Trust, Wisconsin Ball Park, VRDN, Series 98, Class 4901,
1.8%                          3.55% due 12/15/2026 (d)                                                        14,850
                        955   Eagle Tax-Exempt Trust, Wisconsin Housing and Economic Development,
                              VRDN, Series 94C, Class 4901, 3.55% due 9/01/2015 (d)                              955
                      5,210   Hartland, Wisconsin, IDR (Commercial Communications Inc. Project), VRDN,
                              AMT, 3.80% due 8/01/2009 (d)                                                     5,210
                     19,000   Pleasant Prairie, Wisconsin, Pollution Revenue Refunding Bonds (Wisconsin
                              Electric Power Company), VRDN, Series C, 3.60% due 9/01/2030 (d)                19,000
                     23,900   Racine, Wisconsin, Unified School District, TRAN, 4.65% due 7/06/2001           23,914
                     16,000   Sheboygan, Wisconsin, PCR, Refunding (Wisconsin Power and Light Company
                              Project), VRDN, Series A, 3.55% due 9/01/2015 (d)                               16,000
                     14,100   University of Wisconsin, Hospital and Clinics Authority, Hospital Revenue
                              Bonds, VRDN, 3.50% due 4/01/2026 (d)(f)                                         14,100



CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2001 (CONCLUDED)                                          (IN THOUSANDS)
                      Face
State                Amount                            Issue                                                 Value
Wisconsin                     Wisconsin State, CP:
(concluded)       $  18,430     Series 1999-B, 3.60% due 5/04/2001                                       $    18,430
                     30,000     Series 2000-A, 3.50% due 4/03/2001                                            30,000
                     30,000     Series 2000-C, 3.50% due 4/04/2001                                            30,000
                     15,000   Wisconsin State Petroleum, CP, 3.15% due 5/30/2001                              15,000

Wyoming--            10,000   Kemmerer, Wyoming, PCR (Exxon Corporation Project), DATES, 3.55%
1.5%                          due 11/01/2014 (d)                                                              10,000
                              Lincoln County, Wyoming, PCR (Exxon Project) (d):
                      8,000     DATES, Series A, 3.55% due 11/01/2014                                          8,000
                     16,800     VRDN, AMT, Series B, 3.55% due 7/01/2017                                      16,800
                     12,960   Lincoln County, Wyoming, PCR, Refunding (Pacificorp Projects), VRDN,
                              3.90% due 11/01/2024 (a)(d)                                                     12,960
                     11,550   Sublette County, Wyoming, PCR (Exxon Project), DATES, 3.45% due
                              11/01/2014 (d)                                                                  11,550
                              Sweetwater County, Wyoming, PCR, Refunding, VRDN (d):
                     13,900     (Idaho Power Company Project), Series C, 3.60% due 7/15/2026                  13,900
                     16,960     (Pacificorp Project), 3.90% due 11/01/2024 (a)                                16,960
                      1,500   Uinta County, Wyoming, PCR, Refunding (Chevron USA Inc. Project), VRDN,
                              3.60% due 8/15/2020 (d)                                                          1,500
                     65,000   Wyoming State General Fund TRAN, Series A, 5% due 6/27/2001                     65,107

Puerto Rico--         7,000   Puerto Rico Commonwealth, Government Development Bank Revenue
0.1%                          Refunding Bonds, VRDN, 3.30% due 12/01/2015 (d)(f)                               7,000

                              Total Investments (Cost--$10,319,590++)--99.4%                              10,319,590

                              Other Assets Less Liabilities--0.6%                                             59,448
                                                                                                         -----------
                              Net Assets--100.0%                                                         $10,379,038
                                                                                                         ===========



(a)AMBAC Insured.
(b)Escrowed to maturity.
(c)FGIC Insured.
(d)The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at March 31, 2001.
(e)FSA Insured.
(f)MBIA Insured.
(g)Prerefunded.
++Cost for Federal income tax purposes.

See Notes to Financial Statements.



CMA TAX-EXEMPT FUND
STATEMENT OF ASSETS AND LIABILITIES AS OF MARCH 31, 2001
Assets:
Investments, at value (identified cost--$10,319,589,966++)                                               $10,319,589,966
Cash                                                                                                              63,005
Interest receivable                                                                                           63,876,743
Prepaid registration fees and other assets                                                                     3,066,659
                                                                                                         ---------------
Total assets                                                                                              10,386,596,373
                                                                                                         ---------------

Liabilities:
Payables:
 Distributor                                                                         $     3,322,373
 Investment adviser                                                                        3,059,148
 Dividends to shareholders                                                                     4,161           6,385,682
                                                                                     ---------------
Accrued expenses and other liabilities                                                                         1,172,599
                                                                                                         ---------------
Total liabilities                                                                                              7,558,281
                                                                                                         ---------------
Net Assets                                                                                               $10,379,038,092
                                                                                                         ===============
Net Assets Consist of:
Shares of beneficial interest, $.10 par value, unlimited number of shares
authorized                                                                                               $ 1,038,074,038
Paid-in capital in excess of par                                                                           9,341,701,565
Accumulated realized capital losses--net                                                                       (737,511)
                                                                                                         ---------------
Net Assets--Equivalent to $1.00 per share based on 10,380,740,377 shares of
beneficial interest outstanding                                                                          $10,379,038,092
                                                                                                         ===============


++Cost for Federal income tax purposes was $10,319,741,348. As of March 31, 2001, net unrealized depreciation for Federal income tax purposes amounted to $151,382, all of which is related to depreciated securities.

See Notes to Financial Statements.

CMA TAX-EXEMPT FUND
STATEMENT OF OPERATIONS FOR THE YEAR ENDED MARCH 31, 2001
Investment Income:
Interest and amortization of premium and discount earned                                                 $   392,467,826
Expenses:
Investment advisory fees                                                             $    37,603,042
Distribution fees                                                                         12,216,900
Transfer agent fees                                                                        1,266,727
Accounting services                                                                        1,050,304
Registration fees                                                                            526,004
Custodian fees                                                                               237,046
Printing and shareholder reports                                                             130,577
Professional fees                                                                            110,008
Trustees' fees and expenses                                                                   46,518
Pricing fees                                                                                  37,624
Other                                                                                         82,841
                                                                                     ---------------
Total expenses                                                                                                53,307,591
                                                                                                         ---------------
Investment income--net                                                                                       339,160,235
Realized Gain on Investments--Net                                                                                 12,762
                                                                                                         ---------------
Net Increase in Net Assets Resulting from Operations                                                     $   339,172,997
                                                                                                         ===============

See Notes to Financial Statements.


CMA TAX-EXEMPT FUND
STATEMENTS OF CHANGES IN NET ASSETS
                                                                                               For the Year Ended
                                                                                                   March 31,
                                                                                           2001                2000
Increase (Decrease) in Net Assets:
Operations:
Investment income--net                                                               $   339,160,235     $   273,017,030
Realized gain (loss) on investments--net                                                      12,762           (173,225)
                                                                                     ---------------     ---------------
Net increase in net assets resulting from operations                                     339,172,997         272,843,805
                                                                                     ---------------     ---------------
Dividends to Shareholders:
Investment income--net                                                                 (339,160,235)       (273,017,030)
                                                                                     ---------------     ---------------
Net decrease in net assets resulting from dividends to shareholders                    (339,160,235)       (273,017,030)
                                                                                     ---------------     ---------------
Beneficial Interest Transactions:
Net proceeds from sale of shares                                                      35,887,171,426      35,370,860,092
Value of shares issued to shareholders in reinvestment of dividends                      339,160,037         273,013,356
                                                                                     ---------------     ---------------
                                                                                      36,226,331,463      35,643,873,448
Cost of shares redeemed                                                             (36,036,097,717)    (35,185,040,095)
                                                                                     ---------------     ---------------
Net increase in net assets derived from beneficial interest transactions                 190,233,746         458,833,353
                                                                                     ---------------     ---------------
Net Assets:
Total increase in net assets                                                             190,246,508         458,660,128
Beginning of year                                                                     10,188,791,584       9,730,131,456
                                                                                     ---------------     ---------------
End of year                                                                          $10,379,038,092     $10,188,791,584
                                                                                     ===============     ===============


See Notes to Financial Statements.


CMA TAX-EXEMPT FUND
FINANCIAL HIGHLIGHTS
The following per share data and ratios have been derived
from information provided in the financial statements.
                                                                            For the Year Ended March 31,
Increase (Decrease) in Net Asset Value:                     2001           2000         1999          1998        1997
Per Share Operating Performance:
Net asset value, beginning of year                      $     1.00     $     1.00    $    1.00    $    1.00    $    1.00
                                                        ----------     ----------   ----------   ----------   ----------
Investment income--net                                         .03            .03          .03          .03          .03
Realized gain (loss) on investments--net                      --++           --++         --++         --++         --++
                                                        ----------     ----------   ----------   ----------   ----------
Total from investment operations                               .03            .03          .03          .03          .03
                                                        ----------     ----------   ----------   ----------   ----------
Less dividends from investment income--net                   (.03)          (.03)        (.03)        (.03)        (.03)
                                                        ----------     ----------   ----------   ----------   ----------
Net asset value, end of year                            $     1.00     $     1.00    $    1.00    $    1.00    $    1.00
                                                        ==========     ==========   ==========    =========   ==========
Total Investment Return                                      3.51%          2.91%        2.87%        3.16%        3.00%
                                                        ==========     ==========   ==========    =========   ==========
Ratios to Average Net Assets:
Expenses                                                      .54%           .54%         .55%         .55%         .55%
                                                        ==========     ==========   ==========    =========   ==========
Investment income--net                                       3.46%          2.87%        2.83%        3.11%        2.94%
                                                        ==========     ==========   ==========    =========   ==========
Supplemental Data:
Net assets, end of year (in thousands)                 $10,379,038    $10,188,792   $9,730,131   $9,356,705   $8,347,278
                                                        ==========     ==========   ==========    =========   ==========

++Amount is less than $.01 per share.

See Notes to Financial Statements.



CMA TAX-EXEMPT FUND
NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:
CMA Tax-Exempt Fund (the "Fund") is registered under the Investment Company Act of 1940 as a no-load, diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Investments are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the demand notice payment period. In the case of a floating rate instrument, the remaining maturity is the next coupon date on which the interest rate is to be adjusted.

(b) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income (including amortization of premium and discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders--
The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and backup withholding tax withheld) in additional fund shares at net asset value. Dividends are declared from the total of net investment income, excluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually after deducting prior years' loss carryforward. The Fund may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.

2. Investment Advisory Agreement and
Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is
Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: .50% of the Fund's average daily net assets not exceeding $500 million;
 .425% of the average daily net assets in excess of $500 million but not exceeding $1 billion; and .375% of the average daily net assets in excess of $1 billion.

Pursuant to the Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") receives a distribution fee from the Fund at the end of each month at the annual rate of .125% of the average daily net assets of the Fund. The distribution fee is to compensate MLPF&S financial advisors and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.


CMA TAX-EXEMPT FUND
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)


Accounting services were provided to the Fund by FAM through December 31, 2000. Up to this date, the Fund reimbursed FAM $650,950 for these services. As of January 1, 2001, accounting services are provided to the Fund by State Street Bank and Trust Company ("State Street") pursuant to an agreement between State Street and the Fund. The Fund will pay the costs of these services. In addition, the Fund will reimburse FAM for the cost of certain additional accounting services.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.

3. Shares of Beneficial Interest:
The number of shares purchased, reinvested and redeemed during the periods corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares, value of shares reinvested and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

4. Capital Loss Carryforward:
At March 31, 2001, the Fund had a net capital loss carryforward of approximately $586,000, of which $465,000 expires in 2003 and $121,000 expires in 2008. This amount will be available to offset like amounts of any future taxable gains.



CMA TAX-EXEMPT FUND
INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholders,
CMA Tax-Exempt Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of CMA Tax-Exempt Fund as of March 31, 2001, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at March 31, 2001 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of CMA Tax-Exempt Fund as of March 31, 2001, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
Princeton, New Jersey
May 10, 2001


CMA TAX-EXEMPT FUND
IMPORTANT TAX INFORMATION (UNAUDITED)

All of the net investment income distributions paid daily by CMATax-Exempt Fund during its taxable year ended March 31, 2001 qualify as tax-exempt interest dividends for Federal income tax purposes.

Please retain this information for your records.



CMA TAX-EXEMPT FUND
OFFICERS AND TRUSTEES


Terry K. Glenn--President and Trustee
Ronald W. Forbes--Trustee
Cynthia A. Montgomery--Trustee
Charles C. Reilly--Trustee
Kevin A. Ryan--Trustee
Roscoe S. Suddarth--Trustee
Richard R. West--Trustee
Edward D. Zinbarg--Trustee
Vincent R. Giordano--Senior Vice President
Peter J. Hayes--Vice President
Kenneth A. Jacob--Vice President
Helen Marie Sheehan--Vice President
Donald C. Burke--Vice President and Treasurer
Phillip S. Gillespie--Secretary


Arthur Zeikel, Trustee of CMA Tax-Exempt
Fund, has recently retired. The Fund's Board of Trustees wishes Mr. Zeikel well in his retirement.


Custodian
State Street Bank and Trust Company
P.O. Box 1713
Boston, MA 02101

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 221-7210*


*For inquiries regarding your CMA account, call (800) CMA-INFO [(800) 262-4636].